BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues	$ 0	$ 0	$ 0
Research and development expenses	501	698	756
Sales and marketing expenses	567	932	844
General and administrative expenses	1,144	1,269	1,027
Certain shareholders [Member]
Disclosure of transactions between related parties [line items]
Revenues	350	1,770	975
Research and development expenses	0	0	0
Sales and marketing expenses	0	0	0
General and administrative expenses	$ 0	$ 0	$ 0

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.